Revenue Recognition - Deferred Revenue (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 274.7	$ 211.4	$ 169.2